Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
September 30, 2021
IDM-NPRT3-1121
1.9901936.100
Government Obligations - 94.9%
		Principal Amount (a)	Value ($)
Australia - 4.7%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	19,992,000	14,421,231
1% 12/21/30 (Reg. S)	AUD	18,159,000	12,649,195
1.75% 6/21/51 (Reg. S)	AUD	3,381,000	2,118,866
2.75% 4/21/24	AUD	9,976,000	7,707,120
2.75% 11/21/27	AUD	34,907,000	27,879,800
3.75% 4/21/37 (Reg. S)	AUD	8,905,000	8,015,427
4.5% 4/21/33	AUD	11,491,000	10,897,661
TOTAL AUSTRALIA			83,689,300
Austria - 4.8%
Austrian Republic:
0% 9/20/22 (Reg. S) (b)	EUR	5,710,000	6,653,387
0% 7/15/23 (Reg. S) (b)	EUR	1,696,000	1,990,510
0% 2/20/30 (Reg. S) (b)	EUR	463,000	538,835
0.75% 2/20/28 (Reg. S) (b)	EUR	11,906,000	14,727,166
0.85% 6/30/20 (Reg. S) (b)	EUR	99,000	101,351
1.2% 10/20/25 (Reg. S) (b)	EUR	19,028,000	23,645,410
3.8% 1/26/62 (b)	EUR	7,942,000	18,950,288
4.15% 3/15/37 (b)	EUR	10,029,000	18,430,749
TOTAL AUSTRIA			85,037,696
Belgium - 4.4%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	17,095,000	20,204,172
0.4% 6/22/40 (b)	EUR	4,848,000	5,387,111
0.8% 6/22/25 (Reg. S) (b)	EUR	5,969,000	7,271,620
0.9% 6/22/29 (b)	EUR	1,056,000	1,323,091
1.7% 6/22/50 (b)	EUR	8,798,000	12,250,594
2.25% 6/22/23	EUR	2,215,000	2,695,931
5% 3/28/35 (b)	EUR	15,896,000	29,882,487
TOTAL BELGIUM			79,015,006
Canada - 2.1%
Canadian Government:
0.25% 8/1/23	CAD	12,625,000	9,914,602
0.5% 9/1/25	CAD	15,174,000	11,770,916
0.5% 12/1/30	CAD	11,005,000	7,968,068
2% 12/1/51	CAD	5,963,000	4,722,945
4% 6/1/41	CAD	2,036,000	2,174,016
TOTAL CANADA			36,550,547
Cyprus - 0.2%
Republic of Cyprus:
0.625% 1/21/30 (Reg. S)	EUR	2,319,000	2,747,157
2.25% 4/16/50 (Reg. S)	EUR	113,000	158,610
TOTAL CYPRUS			2,905,767
Denmark - 2.4%
Danish Kingdom:
0.25% 11/15/22 (Reg. S) (b)	DKK	53,157,000	8,355,147
0.25% 11/15/52 (Reg. S) (b)	DKK	19,515,000	2,807,698
0.5% 11/15/29(Reg. S) (b)	DKK	92,564,000	15,096,006
1.75% 11/15/25	DKK	10,188,000	1,729,967
4.5% 11/15/39	DKK	52,006,000	14,122,416
TOTAL DENMARK			42,111,234
Estonia - 0.0%
Estonian Republic 0.125% 6/10/30 (Reg. S)	EUR	209,000	243,427

Finland - 3.4%
Finnish Government:
0.125% 4/15/36 (Reg. S) (b)	EUR	13,346,000	15,048,523
0.125% 4/15/52 (Reg. S) (b)	EUR	2,639,000	2,668,869
0.25% 9/15/40 (Reg. S) (b)	EUR	287,000	322,032
0.5% 9/15/27 (Reg. S) (b)	EUR	9,666,000	11,776,931
0.5% 9/15/28 (Reg. S) (b)	EUR	3,814,000	4,651,435
0.875% 9/15/25 (Reg. S) (b)	EUR	8,268,000	10,124,098
1.5% 4/15/23 (Reg. S) (b)	EUR	14,018,000	16,800,226
TOTAL FINLAND			61,392,114
France - 6.7%
French Government:
OAT 3.25% 5/25/45	EUR	265,000	476,491
0% 2/25/24 (Reg. S)	EUR	12,185,000	14,324,744
0% 3/25/25(Reg. S)	EUR	15,488,000	18,285,880
0.5% 5/25/40 (Reg. S) (b)	EUR	254,000	287,699
0.75% 11/25/28(Reg. S)	EUR	500,000	617,626
0.75% 5/25/52 (Reg. S) (b)	EUR	10,192,000	11,233,435
1.25% 5/25/36(Reg. S) (b)	EUR	27,587,000	35,637,495
2.75% 10/25/27	EUR	28,440,000	39,138,428
TOTAL FRANCE			120,001,798
Germany - 4.6%
German Federal Republic:
0% 9/15/23 (Reg. S)	EUR	5,260,000	6,175,508
0% 10/10/25 (Reg. S)	EUR	22,515,000	26,755,729
0% 11/15/27 (Reg. S)	EUR	9,408,000	11,217,061
0% 8/15/29(Reg. S)	EUR	8,292,000	9,876,822
0% 8/15/31	EUR	940,000	1,109,835
0% 5/15/36 (Reg. S)	EUR	10,906,000	12,522,427
0% 8/15/50	EUR	5,338,000	5,700,186
4.75% 7/4/40	EUR	4,217,000	9,187,846
TOTAL GERMANY			82,545,414
Hong Kong - 0.1%
Hong Kong Government SAR:
2.13% 7/16/30	HKD	4,750,000	651,579
2.22% 8/7/24	HKD	3,250,000	438,827
TOTAL HONG KONG			1,090,406
Ireland - 4.5%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	7,776,000	8,844,297
0.4% 5/15/35 (Reg. S)	EUR	9,085,000	10,504,541
0.55% 4/22/41 (Reg. S)	EUR	380,000	430,581
0.9% 5/15/28 (Reg. S)	EUR	18,409,000	22,902,472
1.5% 5/15/50 (Reg. S)	EUR	1,952,000	2,599,088
2% 2/18/45 (Reg.S)	EUR	5,477,000	8,091,498
3.9% 3/20/23(Reg. S)	EUR	14,498,000	17,927,001
5.4% 3/13/25	EUR	6,586,000	9,199,835
TOTAL IRELAND			80,499,313
Italy - 5.9%
Italian Republic:
0% 4/15/24 (Reg. S)	EUR	1,436,000	1,674,329
0% 4/1/26 (Reg. S)	EUR	26,719,000	30,838,720
0.6% 6/15/23 (Reg. S)	EUR	10,419,000	12,285,686
0.6% 8/1/31 (Reg. S) (b)	EUR	431,000	487,127
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	19,954,029
0.95% 3/1/37 (Reg. S) (b)	EUR	10,718,000	11,788,725
1.45% 5/15/25	EUR	810,000	991,221
1.7% 9/1/51 (Reg. S) (b)	EUR	2,214,000	2,501,744
2.15% 3/1/72 (Reg. S) (b)	EUR	77,000	87,498
3% 8/1/29	EUR	7,612,000	10,450,335
4.75% 9/1/44 (b)	EUR	7,378,000	13,654,605
TOTAL ITALY			104,714,019
Japan - 20.5%
Japan Government:
0.005% 8/1/23	JPY	5,529,250,000	49,793,307
0.005% 6/20/26	JPY	2,871,900,000	25,909,676
0.1% 6/20/27	JPY	1,297,550,000	11,773,842
0.1% 9/20/28	JPY	2,420,700,000	21,961,934
0.1% 6/20/30	JPY	210,950,000	1,909,363
0.1% 6/20/31	JPY	11,965,650,000	107,805,350
0.4% 6/20/25	JPY	2,187,650,000	20,025,464
0.4% 6/20/41	JPY	8,824,600,000	78,536,125
0.7% 6/20/51	JPY	5,197,350,000	46,934,693
0.7% 3/20/61	JPY	49,950,000	440,289
TOTAL JAPAN			365,090,043
Latvia - 0.1%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	271,000	310,601
1.875% 2/19/49 (Reg. S)	EUR	631,000	969,061
TOTAL LATVIA			1,279,662
Lithuania - 0.1%
Lithuanian Republic:
0.75% 5/6/30 (Reg. S)	EUR	173,000	212,331
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	1,483,833
TOTAL LITHUANIA			1,696,164
Luxembourg - 0.1%
Grand Duchy of Luxembourg:
0% 11/13/26 (Reg. S)	EUR	460,000	541,488
0% 3/24/31 (Reg. S)	EUR	1,532,000	1,770,110
TOTAL LUXEMBOURG			2,311,598
Netherlands - 4.6%
Dutch Government:
0% 7/15/30 (Reg. S) (b)	EUR	18,076,000	21,221,002
0% 1/15/38 (Reg. S) (b)	EUR	5,437,000	6,074,334
0.25% 7/15/25 (b)	EUR	13,480,000	16,122,312
0.75% 7/15/27 (Reg. S) (b)	EUR	7,677,000	9,511,315
1.75% 7/15/23 (Reg. S) (b)	EUR	3,617,000	4,375,861
2% 7/15/24 (b)	EUR	5,196,000	6,470,316
2.75% 1/15/47 (b)	EUR	9,613,000	17,912,870
TOTAL NETHERLANDS			81,688,010
New Zealand - 2.2%
New Zealand Government:
0.5% 5/15/24	NZD	23,913,000	16,201,119
0.5% 5/15/26	NZD	5,699,000	3,752,697
2.75% 4/15/37 (Reg. S)	NZD	12,487,000	9,016,163
3% 4/20/29	NZD	13,667,000	10,192,079
TOTAL NEW ZEALAND			39,162,058
Norway - 1.6%
Kingdom of Norway:
1.375% 8/19/30 (Reg. S) (b)	NOK	29,015,000	3,265,824
1.5% 2/19/26 (Reg. S) (b)	NOK	38,963,000	4,478,600
2% 5/24/23 (b)	NOK	16,214,000	1,889,833
3% 3/14/24 (b)	NOK	161,716,000	19,340,063
TOTAL NORWAY			28,974,320
Portugal - 4.9%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (b)	EUR	4,977,000	5,905,673
0.7% 10/15/27 (Reg. S) (b)	EUR	26,380,000	32,221,652
0.9% 10/12/35 (Reg. S) (b)	EUR	10,931,000	13,049,328
1% 4/12/52 (Reg. S) (b)	EUR	727,000	778,636
5.65% 2/15/24 (Reg. S) (b)	EUR	20,957,000	27,923,320
Republic of Portugal 4.1% 4/15/37 (b)	EUR	4,219,000	7,336,658
TOTAL PORTUGAL			87,215,267
Singapore - 2.7%
Republic of Singapore:
1.625% 7/1/31	SGD	15,613,000	11,524,505
1.75% 2/1/23	SGD	14,274,000	10,699,192
1.875% 3/1/50	SGD	3,756,000	2,697,114
2.125% 6/1/26	SGD	20,285,000	15,739,027
2.75% 4/1/42	SGD	8,527,000	7,080,211
TOTAL SINGAPORE			47,740,049
Slovakia - 0.7%
Slovakia Republic:
0.25% 5/14/25 (Reg. S)	EUR	4,372,000	5,191,927
1% 10/9/30 (Reg. S)	EUR	4,271,000	5,383,864
1.875% 3/9/37 (Reg. S)	EUR	134,000	186,236
2% 10/17/47 (Reg. S)	EUR	912,000	1,330,006
TOTAL SLOVAKIA			12,092,033
Slovenia - 0.6%
Republic of Slovenia:
0.875% 7/15/30 (Reg. S)	EUR	3,146,000	3,886,033
3.125% 8/7/45 (Reg. S)	EUR	3,676,000	6,422,341
5.125% 3/30/26 (Reg. S)	EUR	685,000	991,694
TOTAL SLOVENIA			11,300,068
Spain - 4.5%
Spanish Kingdom:
0% 4/30/23	EUR	4,176,000	4,881,304
0% 1/31/25	EUR	7,857,000	9,233,699
0% 1/31/26	EUR	15,565,000	18,250,762
0.6% 10/31/29 (Reg. S) (b)	EUR	4,943,000	5,920,364
0.8% 7/30/27 (Reg. S) (b)	EUR	6,231,000	7,592,998
0.85% 7/30/37 (Reg. S) (b)	EUR	7,170,000	8,230,389
1% 10/31/50 (Reg. S) (b)	EUR	2,314,000	2,460,873
1.25% 10/31/30 (Reg. S) (b)	EUR	9,573,000	12,016,847
5.15% 10/31/44 (b)	EUR	5,632,000	11,896,134
TOTAL SPAIN			80,483,370
Sweden - 2.1%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S) (b)	SEK	58,070,000	6,479,544
0.5% 11/24/45	SEK	14,800,000	1,555,332
0.75% 11/12/29 (b)	SEK	60,005,000	7,102,461
1% 11/12/26 (Reg. S)	SEK	55,325,000	6,634,842
1.5% 11/13/23 (b)	SEK	115,745,000	13,724,821
2.5% 5/12/25	SEK	12,550,000	1,569,702
TOTAL SWEDEN			37,066,702
Switzerland - 1.9%
Switzerland Confederation:
0.5% 5/27/30 (Reg. S)	CHF	8,699,000	9,939,047
0.5% 5/30/58 (Reg. S)	CHF	75,000	95,574
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	4,569,340
3.25% 6/27/27	CHF	3,459,000	4,504,216
4% 2/11/23	CHF	1,599,000	1,827,625
4% 1/6/49 (Reg. S)	CHF	6,169,000	13,716,832
TOTAL SWITZERLAND			34,652,634
United Kingdom - 4.5%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	7,040,000	9,469,475
0.125% 1/30/26 (Reg. S)	GBP	3,048,000	4,028,516
0.625% 10/22/50 (Reg. S)	GBP	243,000	267,828
0.875% 1/31/46 (Reg. S)	GBP	20,202,000	24,185,452
1.25% 10/22/41 (Reg. S)	GBP	147,000	193,656
1.625% 10/22/71 (Reg. S)	GBP	5,509,000	8,631,485
4.25% 6/7/32	GBP	194,000	345,339
4.75% 12/7/30	GBP	18,233,000	32,772,058
TOTAL UNITED KINGDOM			79,893,809
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,716,204,045)			1,690,441,828

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $15,713,451)	15,710,309	15,713,451

TOTAL INVESTMENT IN SECURITIES - 95.8% (Cost $1,731,917,496)	1,706,155,279
NET OTHER ASSETS (LIABILITIES) - 4.2%	75,718,098
NET ASSETS - 100.0%	1,781,873,377

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	64,656,707	USD	46,781,714	BNP Paribas	10/05/21	(37,940)
CHF	16,881,788	USD	18,090,466	State Street Bank And Trust Co	10/05/21	24,464
DKK	119,031,196	USD	18,540,792	Citibank NA	10/05/21	238
EUR	146,540,633	USD	169,620,783	JPMorgan Chase Bank, N.A.	10/05/21	127,845
GBP	29,345,109	USD	39,578,658	JPMorgan Chase Bank, N.A.	10/05/21	(39,006)
JPY	22,389,275,452	USD	200,800,677	Citibank NA	10/05/21	371,262
NOK	171,790,796	USD	19,665,031	State Street Bank And Trust Co	10/05/21	(13,418)
NZD	37,164,715	USD	25,672,185	BNP Paribas	10/05/21	(15,671)
SEK	237,039,279	USD	27,079,198	State Street Bank And Trust Co	10/05/21	(2,415)
SGD	31,267,410	USD	23,029,521	JPMorgan Chase Bank, N.A.	10/05/21	(1,572)
USD	38,605,442	AUD	53,205,000	BNP Paribas	10/29/21	136,630
USD	37,211,962	CAD	47,116,000	Citibank NA	10/29/21	14,508
USD	17,441,608	CHF	16,125,000	Bank Of America NA	10/29/21	128,386
USD	17,769,872	CHF	16,573,000	State Street Bank And Trust Co	10/29/21	(24,362)
USD	18,254,803	DKK	117,141,000	Citibank NA	10/29/21	46
USD	24,610,314	DKK	156,130,000	State Street Bank And Trust Co	10/29/21	279,677
USD	164,645,557	EUR	142,179,000	JPMorgan Chase Bank, N.A.	10/29/21	(127,167)
USD	437,150,000	EUR	372,921,378	State Street Bank And Trust Co	10/29/21	4,967,530
USD	46,023,368	GBP	63,602,000	BNP Paribas	10/29/21	37,214
USD	38,255,164	GBP	28,363,000	JPMorgan Chase Bank, N.A.	10/29/21	37,593
USD	43,015,083	GBP	31,477,000	State Street Bank And Trust Co	10/29/21	601,570
USD	1,107,421	HKD	8,620,000	BNP Paribas	10/29/21	23
USD	200,045,657	JPY	22,301,550,000	Citibank NA	10/29/21	(371,169)
USD	165,864,382	JPY	18,368,850,000	Citibank NA	10/29/21	789,460
USD	10,014,637	NOK	86,091,000	JPMorgan Chase Bank, N.A.	10/29/21	168,258
USD	19,524,956	NOK	170,597,000	State Street Bank And Trust Co	10/29/21	13,476
USD	25,498,321	NZD	36,918,000	BNP Paribas	10/29/21	15,626
USD	14,228,621	NZD	20,297,000	Bank Of America NA	10/29/21	218,592
USD	10,609,183	SEK	91,838,000	Bank Of America NA	10/29/21	116,792
USD	26,904,592	SEK	235,472,000	State Street Bank And Trust Co	10/29/21	2,172
USD	25,330,442	SGD	34,296,000	Citibank NA	10/29/21	73,176
USD	22,748,296	SGD	30,887,000	JPMorgan Chase Bank, N.A.	10/29/21	1,586

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,493,404

Unrealized Appreciation						8,126,124
Unrealized Depreciation						(632,720)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $597,988,092 or 33.6% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	845,962,463	830,249,012	1,797	-	-	15,713,451	0.0%
Total	-	845,962,463	830,249,012	1,797	-	-	15,713,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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